Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended	14 Months Ended	26 Months Ended
		Feb. 07, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000247858
Account Value [Line Items]
Line Graph and Table Measure Name				KraneShares 90% KWEB Defined Outcome January 2027 ETF
Accumulated Value		$ 10,000	$ 10,252		$ 12,444	$ 12,545
C000247859
Account Value [Line Items]
Line Graph and Table Measure Name				KraneShares 100% KWEB Defined Outcome January 2027 ETF
Accumulated Value		10,000	10,084		11,588	12,371
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			MSCI China All Shares Index (USD) (NR)
Accumulated Value		10,000	10,485		13,469	14,864
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			MSCI China All Shares Index (USD) (NR)
Accumulated Value		10,000	10,485		13,469	14,864
CSI Overseas China Internet Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]			CSI Overseas China Internet Index (USD) (PR)
Accumulated Value		10,000	10,728		14,602	12,317
CSI Overseas China Internet Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]			CSI Overseas China Internet Index (USD) (PR)
Accumulated Value		$ 10,000	$ 10,728		$ 14,602	$ 12,317

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[4]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.